Consolidated Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 74,311	$ 57,595
Other current assets	2,733	1,722
Due from related party	621	878
Total current assets	77,665	60,195
FIXED ASSETS, NET:
Vessels, net	992,582	1,007,617
Total fixed assets, net	992,582	1,007,617
OTHER NON CURRENT ASSETS:
Restricted cash	0	25,000
Due from related party	1,350	1,350
Above-market acquired time charter contract	8,920	12,514
Total assets	1,080,517	1,106,676
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing fees	2,596	31,688
Trade payables	9,727	3,058
Due to related party	82	302
Accrued liabilities	5,724	3,750
Unearned revenue	6,867	14,258
Total current liabilities	24,996	53,056
NON-CURRENT LIABILITIES:
Deferred revenue	1,122	1,036
Long-term debt, net of current portion and deferred financing fees	712,261	684,748
Total non-current liabilities	713,383	685,784
Commitments and contingencies
PARTNERS' EQUITY
Common unitholders: 35,490,000 units issued and outstanding as at June 30, 2017 and 20,505,000 issued and outstanding as at December 31, 2016	268,851	302,952
Preferred unitholders: 3,000,000 units issued and outstanding as at June 30, 2017 and December 31, 2016	73,216	73,216
Subordinated unitholders: None issued and outstanding as of June 30, 2017 and 14,985,000 units issued and outstanding as at December 31, 2016	0	(8,429)
General partner: 35,526 units issued and outstanding as at June 30, 2017 and December 31, 2016	71	97
Total partners' equity	342,138	367,836
Total liabilities and partners' equity	$ 1,080,517	$ 1,106,676